SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 83.4%
	Alabama — 2.7%
[a]	Black Belt Energy Gas District (Guaranty: Morgan Stanley Group), Series A-1, 4.00% due 12/1/2049 (put 12/1/2025)	$1,230,000	$ 1,224,011
	Black Belt Energy Gas District (Guaranty: Royal Bank of Canada), Series D1, 4.00% due 6/1/2023 - 6/1/2026	1,370,000	1,368,261
	Chatom (Powersouth Energy Co-operative Projects; Insured: AGM) IDB, 5.00% due 8/1/2025	425,000	443,617
[a]	Chatom (PowerSouth Energy Cooperative; SPA National Rural Utilities Cooperative Finance) IDB, Series A, 2.375% due 8/1/2037 (put 2/1/2023)	1,200,000	1,199,161
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	1,500,000	1,444,908
	Arizona — 1.0%
[a]	Arizona (Banner Health Obligated Group) HFA, Series B, 3.91% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	1,000,000	984,545
	Northern Arizona University, 5.00% due 8/1/2024	1,115,000	1,127,315
	California — 4.0%
	California (PIH Health, Inc. Obligated Group) HFFA, Series A, 5.00% due 6/1/2027	365,000	388,693
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM) (Green Bond), 5.00% due 5/15/2025 - 5/15/2026	650,000	681,521
	City of Los Angeles, 4.00% due 6/29/2023	1,500,000	1,505,772
	County of Los Angeles, 4.00% due 6/30/2023	2,000,000	2,009,120
	County of Riverside,
	5.00% due 6/30/2023	1,500,000	1,512,672
	Series A, 3.70% due 10/19/2023	1,750,000	1,757,040
[a]	Sacramento Municipal Utility District, Series A, 5.00% due 8/15/2049 (put 10/17/2023)	600,000	603,919
	Colorado — 2.3%
	Colorado (Adventhealth Obligation Group) HFA,
	Series C,
[a]	5.00% due 11/15/2036 (pre-refunded 11/15/2023)	265,000	269,345
[a]	5.00% due 11/15/2036 (put 11/15/2023)	735,000	745,133
	Colorado (Northern Colorado Medical Center) HFA ETM, 5.00% due 5/15/2025	565,000	586,820
[a]	E-470 Public Highway Authority, Series B, 3.231% (SOFR + 0.35%) due 9/1/2039 (put 9/1/2024)	2,000,000	1,983,366
	Interlocken Metropolitan District (Insured: AGM) GO, Series A-1, 5.00% due 12/1/2023	750,000	760,713
	Sierra Ridge Metropolitan District No 2 (Insured: AGM) GO, 4.00% due 12/1/2025 - 12/1/2026	575,000	590,359
	Connecticut — 0.6%
	City of New Haven (Insured: AGM) GO, Series B, 5.00% due 2/1/2026 - 2/1/2027	1,150,000	1,222,029
	District of Columbia — 1.0%
[a]	District of Columbia Housing Finance Agency (Benning Corridor Titleholder LLC), 4.00% due 9/1/2040 (put 9/1/2025)	2,000,000	2,034,408
	Florida — 1.7%
[a]	County of Escambia (International Paper Co.), 2.00% due 11/1/2033 (put 10/1/2024)	775,000	745,929
	County of Miami-Dade Aviation Revenue, Series A, 5.00% due 10/1/2025	1,000,000	1,051,118
	Florida Development Finance Corp. (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), Series A, 5.00% due 6/15/2025 - 6/15/2027	770,000	792,902
	Orange County (AdventHealth Obligated Group) HFA,
	Series C,
[a]	5.00% due 11/15/2052 (pre-refunded 11/15/2026)	55,000	59,793
[a]	5.00% due 11/15/2052 (put 11/15/2026)	820,000	871,596
	Georgia — 3.4%
[a]	Development Authority of Burke County (Georigia Power Company), 2.925% due 11/1/2048 (put 3/12/2024)	500,000	495,041
	Main Street Natural Gas, Inc. (Guaranty: Citigroup Global Markets), Series C, 4.00% due 12/1/2023	750,000	748,355
	Main Street Natural Gas, Inc. (Guaranty: Royal Bank of Canada),
[a]	Series A, 4.00% due 4/1/2048 (put 9/1/2023)	1,700,000	1,699,461
[a]	Series C, 4.00% due 8/1/2048 (put 12/1/2023)	1,650,000	1,643,212
	Municipal Electric Authority of Georgia,
	4.00% due 11/1/2025	600,000	610,846
	Series A, 5.00% due 1/1/2024	830,000	841,673
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2023 - 10/1/2026	1,170,000	1,215,155
	Illinois — 8.1%
	Chicago O’Hare International Airport, Series D, 5.00% due 1/1/2023	875,000	875,000
	City of Chicago (Water System), 5.00% due 11/1/2024	1,000,000	1,021,684
[a]	City of Chicago Heights (Olympic Village LLC), 2.875% due 8/1/2027 (put 8/1/2025)	1,500,000	1,489,244
	Clinton Bond Fayette Etc Counties Community College District No 501 Kaskaskia (Insured: AGM) GO, 5.00% due 12/1/2027	220,000	239,987
	Cook County (Capital Improvement Plan) GO, Series A, 5.00% due 11/15/2024	1,000,000	1,031,984
	Cook County Community College District No. 508 (City Colleges of Chicago) GO, 5.00% due 12/1/2023	500,000	505,573
	Cook County Community High School District No 233 Homewood-Flossmoor GO, 4.00% due 12/1/2025	1,000,000	1,036,112
[a]	Illinois (Anchor Senior Living 2021 L.P.) HDA, Series A, 4.00% due 11/1/2042 (put 5/1/2025)	2,000,000	2,015,098
	Illinois Finance Authority (NorthShore University HealthSystem Obligated Group), Series A, 5.00% due 8/15/2027	500,000	544,218
	Illinois Finance Authority (Washington & Jane Smith Community-Orland Park), 4.00% due 10/15/2023 - 10/15/2024	420,000	416,413

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00% due 12/1/2025	$ 585,000	$ 619,344
	Southern Illinois University (Insured: BAM), Series A, 5.00% due 4/1/2023 - 4/1/2026	1,630,000	1,652,421
	State of Illinois (State Facilities Improvements) GO, Series D, 5.00% due 11/1/2024	1,000,000	1,018,814
	State of Illinois GO,
	Series A, 5.00% due 3/1/2024	800,000	811,081
	Series B, 5.00% due 3/1/2025 - 9/1/2027	1,995,000	2,058,015
	Series C, 4.00% due 3/1/2023	1,050,000	1,050,368
	Village of Tinley Park GO, 5.00% due 12/1/2024	870,000	885,807
	Indiana — 0.9%
	City of Rockport (AEP Generating Co.; Guaranty: American Electric Power Co.), Series A, 3.125% due 7/1/2025	1,000,000	980,345
[a]	Indiana Finance Authority (Republic Services, Inc.), Series B, 2.90% due 5/1/2028 (put 3/1/2023)	1,000,000	1,000,000
	Iowa — 1.7%
[a]	PEFA, Inc. (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 9/1/2049 (put 9/1/2026)	3,600,000	3,706,823
	Kansas — 2.2%
	Chisholm Creek Utility Authority (Insured: AMBAC), 5.25% due 9/1/2023	1,165,000	1,178,860
	Kansas Independent College Finance Authority (Ottawa University), Series C, 5.75% due 5/1/2023	3,000,000	3,010,056
	Unified Government of Wyandotte County/Kansas City (School Improvement Project; Insured: AGM) USD GO, Series A, 5.00% due 9/1/2031 (pre-refunded 9/1/2027)	350,000	387,408
	Kentucky — 0.7%
	County of Boone (Duke Energy Kentucky, Inc.), Series A, 3.70% due 8/1/2027	1,000,000	986,078
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	450,000	445,285
	Louisiana — 1.5%
	City of Shreveport Water & Sewer Revenue (Insured: BAM), Series C, 5.00% due 12/1/2023	860,000	868,837
[a]	Louisiana Offshore Terminal Authority (Loop LLC), 1.65% due 9/1/2027 (put 12/1/2023)	1,500,000	1,471,302
[a]	State of Louisiana Gasoline & Fuels Tax Revenue, Series A, 3.51% (SOFR + 0.50%) due 5/1/2043 (put 5/1/2026)	990,000	918,387
	Maryland — 0.7%
	County of Washington (Diakon Lutheran Social Ministries Obligated Group) ETM, Series B, 5.00% due 1/1/2023	300,000	300,000
	Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group), Series B, 5.00% due 4/15/2024	500,000	510,468
	Maryland Stadium Authority Built to Learn Revenue, Series A, 5.00% due 6/1/2023	600,000	604,810
	Massachusetts — 1.2%
[a,b]	Massachusetts (Mass General Brigham, Inc.) DFA, Series T-1, 4.26% (MUNIPSA + 0.60%) due 7/1/2049 (put 1/29/2026)	2,500,000	2,462,762
	Michigan — 1.1%
[a,c]	Michigan Finance Authority (Bronson Health Care Group Obligated Group), Series B, 5.00% due 11/15/2044 (put 11/16/2026)	1,730,000	1,813,571
[a]	Michigan State Hospital Finance Authority (Ascension Health Credit Group), Series F-5, 2.40% due 11/15/2047 (put 3/15/2023)	500,000	499,245
	Minnesota — 0.7%
[a]	Minnesota Housing Finance Agency (Residential Single Family Development; Collateralized: GNMA, FNMA, FHLMC), Series H, 4.21% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	825,000	822,079
	Minnesota Municipal Gas Agency (Guaranty: Royal Bank of Canada), Series A, 4.00% due 6/1/2025	700,000	704,291
	Nebraska — 1.0%
	Gretna Public Schools GO, Series B, 5.00% due 12/15/2027	500,000	530,905
[a]	Nebraska Public Power District, Series A, 0.60% due 1/1/2051 (put 7/1/2023)	1,720,000	1,695,480
	Nevada — 0.7%
[a]	County of Clark (Nevada Power Co.), 1.65% due 1/1/2036 (put 3/31/2023)	500,000	497,811
[a]	Nevada Housing Division (Fairfield Woodcreek LLC), 5.00% due 12/1/2025 (put 12/1/2024)	1,000,000	1,028,503
	New Jersey — 2.7%
	City of Newark GO, Series D, 4.00% due 9/29/2023	2,000,000	2,012,778
	New Jersey (School Facilities Construction) EDA, Series NN, 5.00% due 3/1/2024	1,000,000	1,002,472
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series BBB, 5.50% due 6/15/2029 (pre-refunded 12/15/2026)	1,000,000	1,110,051
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A, 5.00% due 6/15/2024	850,000	871,909
	Southeast Monmouth Municipal Utilities Authority (Water Revenue Project Notes), 4.00% due 9/29/2023	700,000	702,420
	New Mexico — 3.6%
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	1,000,000	894,257
[a]	Series C, 1.15% due 6/1/2040 (put 6/1/2024)	1,500,000	1,438,809
[a]	Series E, 1.15% due 6/1/2040 (put 6/1/2024)	1,500,000	1,438,809
[a]	New Mexico Mortgage Finance Authority (JLG Central 217 LLLP), 0.53% due 11/1/2024 (put 5/1/2024)	2,000,000	1,934,370
	New Mexico Municipal Energy Acquisition Authority (Guaranty: Royal Bank of Canada), Series A, 4.00% due 11/1/2023	1,150,000	1,147,556
	Santa Fe Public School District (State Aid Withholding) GO, 3.00% due 8/1/2023	900,000	898,486
	New York — 8.0%
	City of New York GO, Series C, 5.00% due 8/1/2024	775,000	801,052
	City of Plattsburgh GO, Series B, 4.75% due 11/17/2023	1,680,000	1,694,063
	County of Nassau (Insured: BAM) GO, Series B, 5.00% due 4/1/2034 (pre-refunded 4/1/2024)	500,000	513,795

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Manchester-Shortsville Central School District (State Aid Withholding) GO, 4.00% due 8/17/2023	$2,200,000	$ 2,206,255
	Metropolitan Transportation Authority, Series A, 5.00% due 11/15/2023	2,065,000	2,075,189
[a]	Nassau County Local Economic Assistance Corp. (Park Lake Hempstead L.P.), 0.30% due 11/1/2024 (put 11/1/2023)	2,000,000	1,957,662
[a]	New York City Housing Development Corp., Series F, 3.40% due 11/1/2062 (put 12/22/2026)	1,100,000	1,098,381
	New York State Dormitory Authority (Barnard College), Series A, 4.00% due 7/1/2024 - 7/1/2025	350,000	354,059
[a]	New York State Energy Research & Development Authority (New York State Electric & Gas Corp.), Series C, 2.625% due 4/1/2034 (put 7/3/2023)	2,000,000	1,983,540
	New York State Housing Finance Agency (Green Bond), Series I, 2.70% due 11/1/2023	2,125,000	2,116,219
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2023 - 7/1/2025	920,000	930,139
	Town of Oyster Bay (Insured: BAM) GO, 4.00% due 11/1/2024	925,000	944,009
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Association Obligated Group), 5.00% due 7/1/2023	425,000	427,314
	North Carolina — 1.1%
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029 (pre-refunded 6/1/2025)	205,000	215,335
	North Carolina Turnpike Authority, 5.00% due 2/1/2024	2,000,000	2,036,338
	North Dakota — 0.9%
[a]	North Dakota Housing Finance Agency, Series B, 3.86% (MUNIPSA + 0.20%) due 1/1/2043 (put 7/1/2024)	2,000,000	2,007,666
	Ohio — 3.0%
	Akron, Bath and Copley Joint Township Hospital District (Summa Health System Obligated Group), 5.00% due 11/15/2027	735,000	777,797
[a]	County of Allen Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.), Series B-1, 5.00% due 10/1/2049 (put 8/3/2027)	2,000,000	2,156,522
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2023	2,020,000	2,022,048
	Union/Clermont County Township GO, 3.00% due 8/30/2023	1,500,000	1,495,629
	Oklahoma — 0.8%
	Muskogee Industrial Trust (Muskogee County ISD No. 20), 5.00% due 9/1/2023	200,000	201,347
	Rogers County Educational Facilities Authority (School District No 2 Catoosa), 5.00% due 9/1/2026	1,500,000	1,596,548
	Pennsylvania — 3.4%
	Allegheny County Hospital Development Authority (UPMC Obligated Group), Series A, 5.00% due 7/15/2025	1,500,000	1,573,561
[a]	Bethlehem Area School District Authority (State Aid Withholding), Series B, 3.231% (SOFR + 0.35%) due 7/1/2031 (put 11/1/2025)	1,930,000	1,877,046
	Hempfield Area School District (Insured: AGM) (State Aid Withholding) GO,
	Series B, 5.00% due 3/15/2027	1,410,000	1,521,788
	Series C, 5.00% due 3/15/2027	290,000	312,992
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,000,000	934,334
	Philadelphia Gas Works Co. (Insured: AGM), Series A, 5.00% due 8/1/2025	460,000	482,715
	School District of Philadelphia (State Aid Withholding) GO, Series F, 5.00% due 9/1/2024	620,000	634,882
	South Carolina — 0.7%
[a]	Patriots Energy Group Financing Agency (Guaranty: Royal Bank of Canada), Series A, 4.00% due 10/1/2048 (put 2/1/2024)	1,500,000	1,498,738
	South Dakota — 0.2%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), Series A, 5.00% due 9/1/2023	335,000	338,641
	Tennessee — 3.0%
	Health Educational and Housing Facility Board of the City of Memphis (Memphis Towers TC L.P.), 3.40% due 12/1/2023	1,000,000	997,929
[a]	Knox County Health Educational & Housing Facility Board (Gleason Partners L.P.), 3.95% due 12/1/2027 (put 12/1/2025)	2,000,000	2,023,062
	Tennessee Energy Acquisition Corp. (The Gas Project; Guaranty: Goldman Sachs Group, Inc.),
	Series A, 5.25% due 9/1/2023	2,115,000	2,125,425
	Series C, 5.00% due 2/1/2023	1,310,000	1,310,384
	Texas — 10.7%
	Arlington Higher Education Finance Corp (Riverwalk Education Foundation, Inc.) (Insured: PSF-GTD), 5.00% due 8/15/2026	365,000	385,716
	Bexar County Hospital District (University Health System) GO, 5.00% due 2/15/2023	1,250,000	1,252,757
[a]	Boerne School District (Insured: PSF-GTD) ISD GO, 2.80% due 12/1/2051 (put 12/1/2023)	1,800,000	1,799,361
	City of Conroe GO, 5.00% due 3/1/2023	105,000	105,324
	City of Houston Airport System Revenue, Series B, 5.00% due 7/1/2023	150,000	151,390
	City of Lubbock Electric Light & Power System Revenue, 5.00% due 4/15/2025 - 4/15/2027	2,050,000	2,188,809
	Clifton Higher Education Finance Corp. (Idea Public Schools) (Insured: PSF-GTD), Series T, 5.00% due 8/15/2026	400,000	423,889
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2026	1,000,000	1,058,583
	Dallas Fort Worth International Airport, 5.00% due 11/1/2023	1,000,000	1,016,243
[a]	Denton (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (pre-refunded 8/1/2024)	135,000	133,115
[a]	Fort Bend (Insured: PSF-GTD) ISD GO, Series B, 3.00% due 8/1/2052 (put 8/1/2023)	2,000,000	2,000,634
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center), Series A, 5.00% due 5/15/2027	2,000,000	2,143,686
	Highland Park (Insured: PSF-GTD) ISD GO, 5.00% due 2/15/2024	1,015,000	1,038,888
	Lower Colorado River Authority (LCRA Transmission Services Corp.), Series A, 5.00% due 5/15/2024	750,000	769,718
[a]	North East (Insured: PSF-GTD) ISD GO, Series C, 2.05% due 8/1/2046 (put 8/1/2023)	1,000,000	995,106
	Port Arthur (Insured: AGM) ISD GO, 5.00% due 2/15/2023	250,000	250,576
[a]	Prosper (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 2/15/2050 (put 8/15/2023)	750,000	746,010
[a]	San Antonio Housing Trust Finance Corp. (Arbors at West Avenue L.P.), 1.45% due 3/1/2026 (put 3/1/2025)	2,000,000	1,941,278
[a]	San Antonio Housing Trust Public Facility Corp. (PV Country Club Village LP), 4.00% due 8/1/2026 (put 8/1/2025)	1,000,000	1,025,880
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2025 - 12/15/2026	1,125,000	1,156,693

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2022 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2025	$ 240,000	$ 246,039
[a]	Travis County Housing Finance Corp. (Austin Gateway Apartments L.P.), 4.125% due 6/1/2045 (put 6/1/2027)	2,000,000	2,012,424
	Virginia — 1.9%
[a]	Halifax County IDA, Series A, 1.65% due 12/1/2041 (put 5/31/2024)	1,500,000	1,463,952
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2023 - 1/1/2025	1,200,000	1,215,420
[a]	Wise County (Virginia Electric and Power Co.) IDA, Series A, 1.20% due 11/1/2040 (put 5/31/2024)	1,500,000	1,436,058
	Washington — 0.8%
	King County Housing Authority, 2.00% due 6/1/2023	790,000	785,015
	State of Washington GO, Series 2021A, 5.00% due 6/1/2024	500,000	515,716
	University of Washington, 5.00% due 4/1/2023	300,000	301,400
	Wisconsin — 5.4%
	County of Waushara GO, Series A, 4.50% due 6/1/2027	1,260,000	1,303,576
	Eau Claire Area School District, 4.00% due 6/21/2023	2,000,000	2,008,930
	Jefferson School District, 4.00% due 6/28/2023	1,000,000	1,001,658
	Peshtigo School District, 4.00% due 6/22/2023	1,500,000	1,502,799
	Public Finance Authority, 4.00% due 1/1/2027	870,000	869,415
[a]	Public Finance Authority (Duke Energy Progress LLC), Series A-1, 3.30% due 10/1/2046 (put 10/1/2026)	2,000,000	2,028,492
	Public Finance Authority (Renown Regional Medical Center), Series A, 5.00% due 6/1/2027	350,000	375,649
[d]	Pulaski Community School District, 4.00% due 7/12/2023	1,500,000	1,503,171
[a]	Wisconsin Housing & EDA, Series B, 0.40% due 5/1/2045 (put 11/1/2023)	1,000,000	977,121
	Total Long-Term Municipal Bonds — 83.4% (Cost $179,452,659)		177,737,090
	Short-Term Municipal Bonds — 15.8%
	Alabama — 1.5%
[a]	Columbia (Alabama Power Co.) IDB, Series B, 3.75% due 12/1/2037 (put 1/3/2023)	3,100,000	3,100,000
	Connecticut — 0.5%
[a]	Connecticut State Health & Educational Facilities Authority (Yale University), Series V-2, 2.95% due 7/1/2036 (put 1/3/2023)	1,000,000	1,000,000
	Florida — 1.4%
[a]	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc), Series B, 3.65% due 10/1/2042 (put 1/3/2023)	3,000,000	3,000,000
	Illinois — 0.7%
[a]	Phoenix Realty Special Account-U (LOC Northern Trust Company), 3.98% due 4/1/2025 (put 1/9/2023)	1,575,000	1,575,000
	Kentucky — 1.4%
[a]	Louisville/Jefferson County Metropolitan Government (Louisville Gas and Electric Co.), 3.60% due 6/1/2033 (put 1/9/2023)	3,000,000	3,000,000
	Louisiana — 1.4%
[a]	Parish of St. James (Nucor Steel Louisiana LLC; Guaranty: Nucor Corp.), Series B-1, 4.10% due 11/1/2040 (put 1/9/2023)	3,000,000	3,000,000
	Mississippi — 0.2%
[a]	Mississippi Business Finance Corp. (Chevron USA, Inc.; Guaranty: Chevron Corp.), Series I, 3.55% due 11/1/2035 (put 1/3/2023)	500,000	500,000
	Nevada — 0.6%
[a,b]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1120, 3.96% due 11/1/2061 (put 1/9/2023)	1,330,000	1,330,000
	New York — 1.6%
[a]	City of New York (SPA JP Morgan Chase Bank N.A.) GO, Series 1, 3.65% due 3/1/2040 (put 1/3/2023)	1,000,000	1,000,000
[a]	New York City Municipal Water Finance Authority (New York City Water & Sewer System; SPA JP Morgan Chase Bank N.A.), Series AA-1, 3.65% due 6/15/2050 (put 1/3/2023)	2,000,000	2,000,000
[a]	New York State Housing Finance Agency (LOC Landesbank Hessen-Thuringen), Series A, 3.53% due 11/1/2046 (put 1/3/2023)	500,000	500,000
	North Carolina — 0.4%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group; SPA JP Morgan Chase Bank N.A.), Series H, 3.60% due 1/15/2048 (put 1/3/2023)	900,000	900,000
	Ohio — 1.6%
[a]	State of Ohio (Cleveland Clinic Health System Obligated Group; SPA U.S. Bank N.A.), Series F, 3.60% due 1/1/2052 (put 1/3/2023)	3,400,000	3,400,000
	Oregon — 0.8%
[a,b]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1123, 3.65% due 10/1/2061 (put 1/9/2023)	1,670,000	1,670,000
	Texas — 2.6%
[a]	San Antonio Education Facilities Corp. (Trinity University), 3.73% due 6/1/2033 (put 1/9/2023)	3,500,000	3,500,000
[a,b]	Tender Option Bond Trust Receipts/Certificates (LOC Deutsche Bank A.G.), Series 2021-XF1102, 3.72% due 7/1/2061 (put 1/9/2023)	2,000,000	2,000,000
	Virginia — 1.1%
[a]	Virginia College Building Authority (University of Richmond; SPA U.S. Bank N.A.), 3.63% due 11/1/2036 (put 1/3/2023)	2,300,000	2,300,000
	Total Short-Term Municipal Bonds — 15.8% (Cost $33,775,000)		33,775,000
	Total Investments — 99.2% (Cost $213,227,659)		$211,512,090

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2022 (Unaudited)

ISSUER-DESCRIPTION	Principal Amount	VALUE
Other Assets Less Liabilities — 0.8%		1,684,492
Net Assets — 100.0%		$213,196,582

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2022.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate value of these securities in the Fund’s portfolio was $7,462,762, representing 3.50% of the Fund’s net assets.
c	Segregated as collateral for a when-issued security.
d	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
PSF-GTD	Guaranteed by Permanent School Fund
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Short Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.